EMPLOYEE RELATED LIABILITIES (Schedule of Impact of One-Percentage Point Change in Assumed Health Care Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Postemployment Benefits [Abstract]
Effect on service cost and interest cost, Increase	$ 4
Effect on postretirement obligation, Increase	78
Effect on service cost and interest cost, Decrease	(3)
Effect on postretirement obligation, Decrease	$ (61)